MERCANTILE MUTUAL FUNDS, INC.
                                 (THE "COMPANY")

                         SUPPLEMENT DATED AUGUST 2, 2000
                      TO PROSPECTUSES DATED MARCH 31, 2000

         On June 6, 2000, the Board of Directors of the Company approved an Agreement and Plan of Reorganization between the Company and Firstar Funds, Inc. ("Firstar Funds"). This approval was ratified by the Board of Directors of the Company at a meeting held on July 11, 2000. The Agreement and Plan of Reorganization, which provides for the reorganization of the Company into Firstar Funds, will also be submitted to a vote of the shareholders of the Company at a meeting to be held on or about November 8, 2000. If the Agreement and Plan of Reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Company's portfolios will be transferred to similar portfolios in Firstar Funds, and the shareholders of the Company's portfolios will become shareholders of Firstar Funds. A combined proxy statement and prospectus with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the Agreement and Plan of Reorganization is approved by shareholders, it is expected that the reorganization will occur in mid to late November 2000.

         It is proposed that each portfolio of the Company (individually, a "Mercantile Fund") would reorganize into the corresponding Firstar Funds portfolio indicated below:

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MERCANTILE FUND                           CORRESPONDING FIRSTAR FUND
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Treasury Money Market Portfolio           U.S. Treasury Money Market Fund
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Money Market Portfolio                    Money Market Fund
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Tax-Exempt Money Market Portfolio         Tax-Exempt Money Market Fund
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Conning Money Market Portfolio*           Conning Money Market Fund
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U.S. Government Securities Portfolio*     U.S. Government Securities Fund
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Intermediate Corporate Bond Portfolio     Intermediate Bond Market Fund
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Government & Corporate Bond Portfolio*    Aggregate Bond Fund
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Bond Index Portfolio                      Aggregate Bond Fund
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Short-Intermediate Municipal Portfolio    Tax-Exempt Intermediate Bond Fund
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Missouri Tax-Exempt Bond Portfolio*       Missouri Tax-Exempt Bond Fund
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National Municipal Bond Portfolio*        National Municipal Bond Fund
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Balanced Portfolio                        Balanced Growth Fund
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Equity Income Portfolio*                  Equity Income Fund
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Equity Index Portfolio                    Equity Index Fund
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Growth & Income Equity Portfolio          Growth & Income Fund
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Growth Equity Portfolio                   Growth Fund
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Small Cap Equity Portfolio*               Emerging Growth Fund
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Small Cap Equity Index Portfolio*         Small Cap Index Fund
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International Equity Portfolio*           Core International Equity Fund
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         * The investment policies of the Mercantile portfolio are expected to continue following the proposed reorganization.